Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 6.08	$ 7.51
Restricted stock units, other information
Aggregate fair value of shares, vested		$ 3.8
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units
Nonvested, at the beginning of the period (in shares)	2,981
Granted (in shares)	2,148
Vested (in shares)	(547)
Forfeited (in shares)	(285)
Nonvested, at the end of the period (in shares)	4,297
Weighted Average Grant Date Fair Value
Nonvested, at the beginning of the period (in dollars per share)	$ 7.90
Vested (in dollars per share)	$ 8.23
Forfeited (in dollars per share)	$ 7.54
Nonvested, at the end of the period (in dollars per share)	$ 6.97
Restricted stock units, other information
Unrecognized compensation costs	$ 25.3
Weighted-average period for recognition of unrecognized compensation cost (in years)	2 years 2 months 19 days